Share-Based Compensation - Schedule of Stock Option Awards (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Awards [Abstract]
Weighted Average Risk-free interest rate	4.21%	4.65%	3.41%
Dividend yield
Weighted Average Volatility factor	89.73%	84.83%	91.62%
Weighted Average Expected life of the options	5 years	5 years	5 years